SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Opening balance	$ 86,571	$ 93,317
Fair value adjustment		(4,891)
Repayment of loans payable	(1,686)	(6,746)
Accretion expense	1,275	4,891
Ending balance	86,160	86,571
Beginning balance	81,512
Non-current loans payable	3,373	5,059
Ending balance	$ 86,160	$ 86,571